Investment Objectives and Goals - 1290 Equity 500 Index Fund	Oct. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	1290 Equity 500 Index Fund — Class E (TNIEX) Shares
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Index (“S&P 500 Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.